Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 7,430	$ 181,060
Operating loss	(1,840)	(4,890)
Income taxes	(621)	(1,626)
Loss from discontinued operations, net of tax	(1,243)	(3,219)
Loss on disposition, net of tax	$ (2,002)	$ (3,325)